SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	13-0736530
Plan number	002
Current Value	$ 22,191,838
Participation Loans	394,124
Total investments on the Form 5500	$ 22,585,962
Asset held for Investment, Party-in-interest	true
Investment, Identifier [Axis]: Fid 500 Index, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:Fid500IndexMember
Investment type	Mutual funds
Current Value	$ 4,644,446
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Blue Chip Gr K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidBlueChipGrKMember
Investment type	Mutual funds
Current Value	$ 1,404,879
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Cap Apprec K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidCapApprecKMember
Investment type	Mutual funds
Current Value	$ 1,583,850
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Dividend Gr K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidDividendGrKMember
Investment type	Mutual funds
Current Value	$ 882,034
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Extd Mkt Idx, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidExtdMktIdxMember
Investment type	Mutual funds
Current Value	$ 171,329
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2010 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2010KMember
Investment type	Mutual funds
Current Value	$ 53,821
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2015 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2015KMember
Investment type	Mutual funds
Current Value	$ 16,754
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2020 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2020KMember
Investment type	Mutual funds
Current Value	$ 386,636
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2025 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2025KMember
Investment type	Mutual funds
Current Value	$ 447,295
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2030 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2030KMember
Investment type	Mutual funds
Current Value	$ 854,817
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2035 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2035KMember
Investment type	Mutual funds
Current Value	$ 493,435
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2040 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2040KMember
Investment type	Mutual funds
Current Value	$ 1,214,351
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2045 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2045KMember
Investment type	Mutual funds
Current Value	$ 399,720
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2050 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2050KMember
Investment type	Mutual funds
Current Value	$ 957,432
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2055 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2055KMember
Investment type	Mutual funds
Current Value	$ 556,673
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2060 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2060KMember
Investment type	Mutual funds
Current Value	$ 149,744
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2065 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2065KMember
Investment type	Mutual funds
Current Value	$ 36,720
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom 2070 K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedom2070KMember
Investment type	Mutual funds
Current Value	$ 2,894
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Freedom Retire K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidFreedomRetireKMember
Investment type	Mutual funds
Current Value	$ 170,488
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid High Income, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidHighIncomeMember
Investment type	Mutual funds
Current Value	$ 8,089
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Intl Discovery K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidIntlDiscoveryKMember
Investment type	Mutual funds
Current Value	$ 364,881
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Intl Index, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidIntlIndexMember
Investment type	Mutual funds
Current Value	$ 549,892
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Low Priced Stk K, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidLowPricedStkKMember
Investment type	Mutual funds
Current Value	$ 58,936
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Natural Res, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidNaturalResMember
Investment type	Mutual funds
Current Value	$ 87,406
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Real Estate Invs, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidRealEstateInvsMember
Investment type	Mutual funds
Current Value	$ 152,117
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Sel Cons Discr, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidSelConsDiscrMember
Investment type	Mutual funds
Current Value	$ 40,448
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Sel Healthcare, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidSelHealthcareMember
Investment type	Mutual funds
Current Value	$ 121,869
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Sel Industrials, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidSelIndustrialsMember
Investment type	Mutual funds
Current Value	$ 38,493
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Sel Technology, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidSelTechnologyMember
Investment type	Mutual funds
Current Value	$ 724,596
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Sel Utilities, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidSelUtilitiesMember
Investment type	Mutual funds
Current Value	$ 42,896
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Stk Sel Mid Cap, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidStkSelMidCapMember
Investment type	Mutual funds
Current Value	$ 19,935
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fid Us Bond Idx, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidUsBondIdxMember
Investment type	Mutual funds
Current Value	$ 94,118
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Financials, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidelityFinancialsMember
Investment type	Mutual funds
Current Value	$ 6,845
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio, Common Collective Trust
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:FidelityManagedIncomePortfolioMember
Investment type	Common collective trust
Current Value	$ 247,871
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Invs Em Exchina A, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:InvsEmExchinaMember
Investment type	Mutual funds
Current Value	$ 254,170
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Northeast Community Bancorp, Inc. Stock, Common Stock
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:NortheastCommunityBancorpInc.StockMember
Investment type	Northeast Community Bancorp, Inc. Stock
Current Value	$ 3,628,119
Asset held for Investment, Party-in-interest	true
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Oakmark Eq & Inc Inv, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:OakmarkEqIncInvMember
Investment type	Mutual funds
Current Value	$ 17,293
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Pimco Tot Return Adm, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:PimcoTotReturnAdmMember
Investment type	Mutual funds
Current Value	$ 297,186
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Trp Equity Inc Adv, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:TrpEquityIncAdvMember
Investment type	Mutual funds
Current Value	$ 930,805
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Trp Sm Cap Val Adv, Mutual Fund
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	necb:TrpSmCapValAdvMember
Investment type	Mutual funds
Current Value	$ 78,555
Participation Status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	3.25%
Maximum
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	8.50%